3. Loans, Allowance for Loan Losses and Credit Quality (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans and Leases Receivable Disclosure [Abstract]
Commercial & industrial	$ 64,390,220	$ 55,619,285
Commercial real estate	166,611,830	156,935,803
Residential real estate - 1st lien	163,966,124	172,847,074
Residential real estate - Jr. lien	44,801,483	45,687,405
Consumer	8,035,298	8,819,359
Gross Loans	447,804,955	439,908,926
Allowance for loan losses	4,905,874	4,854,915	4,312,080
Deferred net loan costs	(303,394)	(300,429)
Total Adjustments	4,602,480	4,554,486
Net loans	$ 443,202,475	$ 435,354,440